Note 5 - Fair Value Measurements - Assets and Liabilities Measured at Fair Value on a Recurring Basis 1 (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Assets	$ 57	$ 598	$ 3,532
Convertible notes payable	(7,781)
Total Liabilities	(7,833)	(604)
Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability		(299)
Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	(52)	(305)
Fair Value, Inputs, Level 1 [Member]
Total Assets	57	598	3,532
Convertible notes payable	0
Total Liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability		0
Fair Value, Inputs, Level 1 [Member] | Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	0	0
Fair Value, Inputs, Level 2 [Member]
Total Assets	0	0	0
Convertible notes payable	0
Total Liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability		0
Fair Value, Inputs, Level 2 [Member] | Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	0	0
Fair Value, Inputs, Level 3 [Member]
Total Assets	0	0	0
Convertible notes payable	(7,781)
Total Liabilities	(7,833)	(604)
Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Financial Instruments, Convertible Promissory Note [Member]
Derivative liability		(299)
Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Financial Instruments, Convertible Notes [Member]
Derivative liability	(52)	(305)
Money Market Funds [Member]
Cash equivalents	57	598	3,532
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	57	598	3,532
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents	$ 0	$ 0	$ 0